Acquisition of Crude Pro Forma Financial Information (Table) (Details) (Crude Carriers Corp, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Crude Carriers Corp
Business Acquisition [Line Items]
Total revenues	$ 167,897	$ 180,474
Partnership's net income	18,274	89,613
General Partner's interest in Partnership's net income	365	1,792
Limited Partners' interest in Partnership's net income	$ 17,909	$ 87,821
Pro-forma weighted average of Partnership's common units outstanding	65,472,309	52,069,715
Net income per common unit (basic and diluted)	$ 0.27	$ 1.67